BUSINESS COMBINATIONS (Details Narrative) - USD ($)				12 Months Ended
	Mar. 23, 2026	Jan. 27, 2026	Jan. 02, 2026	Mar. 31, 2026
Three Acquisitions Of Business [Member]
Business Combination [Line Items]
Acquired businesses collectively contributed revenue				$ 817,704
Acquired businesses collectively contributed net income				$ 326,126
PJ Marine Singapore Pte Ltd [Member]
Business Combination [Line Items]
Equity interest acquired			100.00%
Cash consideration payable at closing			$ 965,000
Business acquisition deferred cash consideration payable			$ 965,000
Valuation technique discount rate			22.53%
Peijun Marine Consultant Co Ltd [Member]
Business Combination [Line Items]
Equity interest acquired		60.00%
Cash consideration payable at closing		$ 250,531
Business acquisition deferred cash consideration payable		$ 250,531
Valuation technique discount rate		19.97%
Non-controlling Interest Recognized		40.00%
PJ Marine Shanghai Co Ltd [Member]
Business Combination [Line Items]
Equity interest acquired	60.00%
Cash consideration payable at closing	$ 602,500
Business acquisition deferred cash consideration payable	$ 602,500
Valuation technique discount rate	19.45%
Non-controlling Interest Recognized	40.00%